Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The components of cash and cash equivalents were as follows:
As at	September 30, 2024	March 31, 2024

Balances in bank accounts	$612,951	$1,495,097
Cash	1,255	1,047
Cash and cash equivalents	$614,206	$1,496,144
The components of cash and cash equivalents were as follows:
(In USD)
As at	March 31, 2024	March 31, 2023

Balances in bank accounts	$1,495,097	$3,657,580
Certificate of deposits	-	15,633
Cash	1,047	13,528
Cash and cash equivalents	1,496,144	3,686,741